Goodwill (Tables)	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in carrying amount of goodwill
The changes in the carrying amount of goodwill by segment are noted in the following table.

	Consumer Brands	Michael Foods Group	Private Label	Total
Balance, September 30, 2012
Goodwill (gross)	$1,794.4	$—	$—	$1,794.4
Accumulated impairment losses	(427.8)	—	—	(427.8)
Goodwill (net)	$1,366.6	$—	$—	$1,366.6
Goodwill acquired	48.3	—	75.1	123.4
Currency translation adjustment	(0.3)	—	—	(0.3)
Balance, September 30, 2013
Goodwill (gross)	$1,842.4	$—	$75.1	$1,917.5
Accumulated impairment losses	(427.8)	—	—	(427.8)
Goodwill (net)	$1,414.6	$—	$75.1	$1,489.7
Goodwill acquired	109.7	1,347.2	154.1	1,611.0
Impairment loss	(212.6)	—	—	(212.6)
Purchase price true-up adjustment	(1.1)	—	—	(1.1)
Currency translation adjustment	(0.4)	—	0.1	(0.3)
Balance, September 30, 2014
Goodwill (gross)	$1,950.6	$1,347.2	$229.3	$3,527.1
Accumulated impairment losses	(640.4)	—	—	(640.4)
Goodwill (net)	$1,310.2	$1,347.2	$229.3	$2,886.7